Huber Large Cap Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 2.5%
Northrop Grumman Corp.	700	$339,024

Automotive - 0.3%
Goodyear Tire & Rubber Co. (a)	3,403	39,815

Banking - 15.5%
Bank of America Corp.	5,300	213,643
Citigroup, Inc.	12,800	830,464
First Horizon Corp.	25,292	423,135
JPMorgan Chase & Co.	1,100	234,080
Regions Financial Corp.	5,000	111,850
Truist Financial Corp.	6,000	268,140
		2,081,312

Biotech & Pharmaceuticals - 13.2%
Eli Lilly & Co.	2,000	1,608,540
Merck & Co., Inc.	1,100	124,443
Pfizer, Inc.	1,600	48,864
		1,781,847

Chemicals - 0.8%
Innospec, Inc.	800	104,912

Consumer Services - 4.2%
Upbound Group Inc.	14,832	559,611

Electric Utilities - 2.2%
American Electric Power Co., Inc.	300	29,436
Constellation Energy Corp.	533	101,163
Entergy Corp.	900	104,373
NextEra Energy, Inc.	800	61,112
		296,084

Electrical Equipment - 0.3%
TE Connectivity Ltd.	300	46,299

Entertainment Content - 1.7%
Lions Gate Entertainment Corp. - Class B (a)	28,200	232,368

Food - 0.7%
Lamb Weston Holdings, Inc.	500	30,010
Tyson Foods, Inc. - Class A	1,100	66,990
		97,000

Health Care Facilities & Services - 0.3%
Select Medical Holdings Corp.	1,100	43,736

Industrial Support Services - 1.1%
United Rentals, Inc.	200	151,420

Institutional Financial Services - 0.8%
Goldman Sachs Group, Inc.	200	101,806

Insurance - 2.1%
CNO Financial Group, Inc.	8,073	281,425

Internet Media & Services - 1.6%
Lyft, Inc. - Class A (a)	18,400	221,720

Oil & Gas Producers - 18.8%
BP PLC - ADR	14,900	527,311
Chesapeake Energy Corp.	1,000	76,330
Golar LNG Ltd.	31,803	1,109,925
New Fortress Energy, Inc.	7,000	138,180
Shell PLC - ADR	9,300	680,946
		2,532,692

Retail - Consumer Staples - 2.3%
Walmart, Inc.	4,500	308,880

Retail - Discretionary - 1.6%
Home Depot, Inc.	600	220,896

Software - 9.0%
Microsoft Corp.	2,600	1,087,710
Oracle Corp.	900	125,505
		1,213,215

Specialty Finance - 1.6%
Enova International, Inc. (a)	2,510	217,040

Technology Services - 11.0%
KBR, Inc.	17,930	1,193,959
Mastercard, Inc. - Class A	550	255,040
Visa, Inc. - Class A	100	26,567
		1,475,566

Telecommunications - 0.6%
AT&T, Inc.	3,900	75,075

Tobacco & Cannabis - 0.5%
Philip Morris International, Inc.	600	69,096

Transportation & Logistics - 3.4%
FedEx Corp.	1,500	453,375

Transportation Equipment - 2.4%
General Motors Co.	7,300	323,536
TOTAL COMMON STOCKS (Cost $5,737,227)		13,267,750

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 5.23% (b)	119,942	119,942
First American Treasury Obligations Fund - Class X, 5.20% (b)	119,943	119,943
TOTAL SHORT-TERM INVESTMENTS (Cost $239,885)		239,885

TOTAL INVESTMENTS - 100.3% (Cost $5,977,112)		13,507,635
Liabilities in Excess of Other Assets - (0.3)%		(36,864)
TOTAL NET ASSETS - 100.0%		$13,470,771

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Huber Large Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,267,750	$–	$–	$13,267,750
Money Market Funds	239,885	–	–	239,885
Total Investments	$13,507,635	$–	$–	$13,507,635

Refer to the Schedule of Investments for further disaggregation of investment categories.